Average Annual Total Returns - Class D Shares - Janus Henderson Money Market Fund - Class D - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	1.73%	0.73%	0.36%	2.23%	Feb. 14, 1995